Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
19.	Subsequent Events
On October 21, 2025, the Company’s insurance subsidiary, AIIC, assume approximately 478 policies from Citizens, representing approximately $1,330 in gross written premiums.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

21.	Subsequent Events
On February 18, 2025, the Company’s insurance subsidiary, AIIC, assumed approximately 9,227 policies from Citizens, representing approximately $18,227 in gross written premiums.
On
February 20, 2025
, the Company entered into a
152-month
lease agreement for approximately
75,000
square feet of new office space, where the Company will gain access to office suites in phases beginning in the first half 2026. The Company will begin paying rent on the leased space in December 2026 and future minimum lease commitments amount to $45,724,460 over the lease term.
The Company performed an evaluation of subsequent events through March 25, 2025, the date the financial statements were issued, and determined there were no recognized or unrecognized subsequent events that would require an adjustment or additional disclosure in the financial statements as of December 31, 2024 other than the items listed above.